Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Lapse of statute of limitations	$ 17,232	$ 18,709	$ 29,786
Tax benefit, settlement	7,594	$ 14,557
Net benefit from release of valuation allowances on deferred tax assets	22,895
Provision for uncertain foreign tax position	$ 6,000
Unrecognized tax benefits, statute of limitations expiry period	2015	2014	2013